UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite M1120
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
October 25, 2011

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                95
                                              -----------
Form 13F Information Table Value Total:       $   528,138
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 9/30/2011








		TITLE           MARKET                       VOTING
               OF              VALUE  	SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 	PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ 	-------- ------ ---- ---- ------ ----
Aeropostale	COM   007865108   382  35,375SH SOLE                   35,375
Alliance Res.	COM   01877r108	2,852  43,504SH	SOLE		       43,504
Altria Group    COM   02209S103 4,746 177,054SH SOLE                  177,054
Amedisys Inc.   COM   023436108   295  19,928SH SOLE                   19,928
Amern           COM   030111108	  310  79,056SH SOLE                   79,056
Amsurg Corp.	COM   03232P405	  454  20,200SH SOLE		       20,200
Anadarko Pete	COM   032511107   874  13,865SH SOLE		       13,865
AT&T		COM   00206R102 5,715 200,394SH SOLE		      200,394
Bank of America COM   060505104   495  81,033SH SOLE                   81,033
Best Buy Inc.	COM   086516101	1,495  64,175SH SOLE                   64,175
Boardwalk Pipe.	COM   096627104 2,014  78,561SH SOLE		       78,561
Bristol Myers	COM   110122108 1,824  58,144SH SOLE                   58,144
Buckeye Partner COM   118230101 2,683  42,934SH SOLE                   42,934
CBL & Assoc.	COM   124830100 2,669 235,000SH SOLE                  235,000
Calumet Spec.   COM   131476103 4,319 255,000SH SOLE                  255,000
Caterpillar	COM   149123101 14,768 200,000SH SOLE                 200,000
Chevron Corp	COM   166764100 9,192  99,279SH SOLE	               99,279
Cisco Sys. Inc. COM   17275r102 1,706 110,122SH SOLE                  110,122
ConocoPhillips  COM   20825C104 8,585 135,589SH SOLE                  135,589
Computer Scienc COM   205363104 1,297  48,320SH SOLE                   48,320
Cooper Tire Rub COM   216831107   373  34,314SH SOLE                   34,314
Coventry Health COM   222862104   457  15,865SH SOLE                   15,865
Cummins Inc.    COM   231021106 2,449  30,000SH SOLE                   30,000
Deere & Co.     COM   244199105 6,458 100,021SH SOLE                  100,021
Diamond Offshr  COM   25271C102 5,047  92,202SH SOLE                   92,202
Direxion Lg Cap COM   25459W854 4,628 100,000SH SOLE                  100,000
Direxion RlEst. COM   25459W334	  293  20,000SH SOLE		       20,000
Eagle Rock      COM   26985r104 8,038 827,899SH SOLE                  827,899
Enbridge Energy COM   29250r106 1,941  70,680SH SOLE                   70,680
Enerplus Corp	COM   292766102	  886  36,138SH SOLE		       36,138
Entergy Corp.   COM   29364g103 2,015  30,399SH SOLE                   30,399
Energy Transfer COM   29273R109 1,481  36,122SH SOLE                   36,122
Enterprise Prod COM   293792107 2,520  62,770SH SOLE                   62,770
Excelon  	COM   30161N101 6,345 148,924SH SOLE                  148,924
Exxon Mobil Cor COM   30231g102 2,146  29,549SH SOLE                   29,549
Freeport McM.	COM   35671D857 6,781 222,716SH SOLE                  222,716
Gamestop	COM   36467w109	  404  17,517SH SOLE                   17,517
Gap Inc.        COM   364760108 4,052 249,545SH SOLE                  249,545
General Elec	COM   369604103	22,836 1,500,418SH SOLE		    1,500,418
Heinz		COM   423074103 1,640  32,499SH SOLE		       32,499
Hershey Co.	COM   427866108	5,450  92,009SH SOLE		       92,009
Hess Corp.      COM   42809h107 1,311  25,000SH SOLE                   25,000
Hewlett Packard COM   428236103 1,593  70,964SH SOLE                   70,964
Home Depot	COM   437076102	3,942 119,928SH SOLE		      119,928
Intel Corp.     COM   458140100 7,168 336,003SH SOLE                  336,003
Johnson & John	COM   478160104 5,304  83,286SH SOLE                   83,286
Kimberly Clark  COM   494368103 3,883  54,692SH	SOLE                   54,692
Kinder Morgan   COM   494550106 2,397  35,068SH SOLE                   35,068
Lilly Eli & CO  COM   532457108 7,623 206,217SH SOLE                  206,217
Lowes Companies COM   548661107 1,854  95,865SH SOLE                   95,865
Magellan Mid.   COM   559080106 2,754  45,598SH SOLE                   45,598
Merck & Co.	COM   589331107 5,693 174,106SH SOLE                  174,106
Microsoft Corp. COM   594918104 1,760  70,724SH SOLE                   70,724
Murphy Oil      COM   626717102 2,753  62,363SH SOLE                   62,363
Neutral Tandem  COM   64128B108   363  37,500SH SOLE                   37,500
Norfolk SOuth   COM   655844108 5,957  97,628SH SOLE                   97,628
Nustar          COM   67058h102 2,307  44,134SH SOLE                   44,134
Nutri System    COM   67069D108   393  32,500SH SOLE                   32,500
Occidental Pet.	COM   674599105	220,355 3,081,900SH SOLE            3,081,900
Olin Corp	COM   680665205 4,868 270,335SH SOLE                  270,335
P G & E Corp    COM   69331c108 1,933  45,709SH SOLE                   45,709
Penn VA         COM   707884102 1,450  62,006SH SOLE                   62,006
Penn West Pet.  COM   707887105   867  58,747SH SOLE                   58,747
Pfizer		COM   717081103 7,437 420,647SH SOLE                  420,647
Philip Morris	COM   718172109	4,880  78,237SH SOLE		       78,237
Plains All Amer COM   726503105 2,262  38,392SH SOLE                   38,392
Proshares Ultra COM   74347x856 4,505 220,000SH SOLE                  220,000
Public Svc. Ent COM   744573106 2,067  61,944SH SOLE                   61,944
Radio Shack Co. COM   750438103   264  22,777SH SOLE                   22,777
Republic Svc.   COM   760759100 2,012  71,731SH SOLE                   71,731
Reynolds Amern  COM   761713106 1,772  47,292SH SOLE                   47,292
Sanderson Farms COM   800013104   712  15,000SH SOLE                   15,000
Fin. Sector SPDRCOM   81369Y605 1,833 155,247SH SOLE                  155,247
Skechers USA    COM   830566105   497  35,435SH SOLE                   35,435
Smith & Wesson  COM   831756101   239  95,000SH SOLE                   95,000
Suncor Energy   COM   867229106   419  16,500SH SOLE                   16,500
Sunoco Logist.  COM   86764L108 2,845  32,154SH SOLE                   32,154
Sun Cmntys Inc. COM   866674104 10,053 285,678SH SOLE                 285,678
Sysco Corp	COM   871829107 5,742 221,710SH SOLE                  221,710
T C Pipelines   COM   87233q108 2,442  55,747SH SOLE                   55,747
Target Corp     COM   87612e106 1,649  33,639SH SOLE                   33,639
Tellabs Inc.    COM   879664100   520 121,360SH SOLE                  121,360
Texas Instrumen COM   882508104 1,847  69,317SH SOLE                   69,317
Total System SvcCOM   891906109   423  25,000SH SOLE                   25,000
Universal Corp	COM   913456109 7,530 209,993SH SOLE                  209,993
Universal ForestCOM   913543104   456  19,000SH SOLE                   19,000
Valero Energy   COM   91913Y100 4,055 228,104SH SOLE                  228,104
Verizon Comm	COM   92343V104 7,434 202,014SH SOLE                  202,014
Viropharma Inc. COM   928241108   763  42,235SH SOLE                   42,235
Wal-Mart 	COM   931142103	6,062 116,814SH SOLE		      116,814
Waste Managemnt COM   94106l109 2,585  79,415SH SOLE                   79,415
Wells Fargo     COM   949746101   721  29,900SH SOLE                   29,900
Weyerhaeuser	COM   962166104	2,804 180,343SH SOLE		      180,343
Whirlpool       COM   963320106 1,239  24,840SH SOLE                   24,840





REPORT SUMMARY:   95        528,138